Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment
Property and equipment consists of the following at June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Video game terminals and equipment	$176,453	$166,850
Amusement and other equipment	19,115	16,417
Office equipment and furniture	1,590	1,540
Computer equipment and software	9,405	8,715
Leasehold improvements	1,507	44
Vehicles	10,254	9,304
Buildings and improvements	10,757	12,075
Land	911	911
Construction in progress	1,025	768
Total property and equipment	231,017	216,624
Less accumulated depreciation and amortization	(107,258)	(97,423)
Property and equipment, net	$123,759	$119,201

Depreciation and amortization of property and equipment amounted to $5.1 million and $9.9 million for the three and six months ended June 30, 2020, respectively. In comparison, depreciation and amortization of property and equipment amounted to $6.1 million and $12.1 million for the three and six months ended June 30, 2019, respectively
Property and Equipment
Property and equipment consists of the following at December 31 (in thousands):

	2019	2018
Video game terminals and equipment	$166,850	$126,043
Amusement and other equipment	16,417	12,539
Office equipment and furniture	1,540	1,827
Computer equipment and software	8,715	5,092
Leasehold improvements	44	44
Vehicles	9,304	7,174
Buildings and improvements	12,075	9,365
Land	911	883
Construction in progress	768	1,339
Total property and equipment	216,624	164,306
Less accumulated depreciation and amortization	(97,423)	(71,864)
Property and equipment, net	$119,201	$92,442

Depreciation and amortization of property and equipment amounted to $26.4 million, $20.8 million and $16.8 million during the years ended December 31, 2019, 2018 and 2017, respectively.